As filed with the Securities and Exchange Commission on March 20, 2018

REGISTRATION NO. 033-06867

INVESTMENT COMPANY ACT FILE NO. 811-04665

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 72	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 72	☒

(Check appropriate box or boxes)

COMMONWEALTH INTERNATIONAL SERIES TRUST

(Exact name of Registrant as Specified in the Charter)

791 Town & Country Blvd., Suite 250,

Houston, TX 77024

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number: 1-713-260-1434

CT Corporation System

155 Federal Street

Boston, MA 02110

(Name and Address of Agent for Service)

with a copy to:

John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

A Member Firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b).
☐	on (date) pursuant to paragraph (b).
☐	60 days after filing pursuant to paragraph (a)(1) .
☐	on (date) pursuant to paragraph (a)(1).
☐	75 days after filing pursuant to paragraph (a)(2).
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

COMMONWEALTH INTERNATIONAL SERIES TRUST

On Behalf of its Series,

COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND,

AFRICA FUND,

COMMONWEALTH JAPAN FUND,

COMMONWEALTH GLOBAL FUND

COMMONWEALTH REAL ESTATE SECURITIES FUND

EXPLANATORY NOTE

This Post-Effective Amendment No. 72 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summaries first provided in Post-Effective Amendment No. 70 filed on February 28, 2018 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 72 to its Registration Statement to be signed on its behalf by the undersigned, there unto duly authorized, in the City of Houston, and State of Texas on the 20th day of March, 2018.

COMMONWEALTH INTERNATIONAL SERIES TRUST Registrant

By:	/s/ Robert W. Scharar
Robert W. Scharar, President

Pursuant to the requirements of the Securities Act, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ Robert W. Scharar Robert W. Scharar	President and Trustee (Principal Executive Officer)	March 20, 2018

/s/ Zachary P. Richmond Zachary P. Richmond	Treasurer (Principal Financial Officer)	March 20, 2018

* John Akard, Jr.	Trustee	March 20, 2018

* Kathleen Kelly	Trustee	March 20, 2018

* Jack H. Ewing	Chairman and Trustee	March 20, 2018

* By:	/s/ Robert W. Scharar Robert W. Scharar, Attorney-in-Fact	March 20, 2018

Exhibit List

Exhibit Number	Description

EX-101.ins	XBRL Instance Document

EX-101.sch	XBRL Taxonomy Extension Schema Document

EX-101.cal	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.lab	XBRL Taxonomy Extension Labels Linkbase

EX-101.pre	XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.def	XBRL Taxonomy Extension Definition Linkbase

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